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Description of art work on cover of report
Catholic Values Investment Trust logo --
Light blue solid circle with letters CVIT printed over it in blue & violet.
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                               Semi-Annual Report

                                 From Inception
                                  May 1, 1997
                                     Through
                                  June 30,1997







                  Catholic Values Investment Trust Equity Fund

                 Table of Contents

   LETTER TO SHAREHOLDERS...................... 1
   MANAGEMENT DISCUSSION....................... 2

   CATHOLIC VALUES INVESTMENT TRUST
   EQUITY FUND
     Portfolio of Investments.................. 4
     Statement of Assets and Liabilities....... 6
     Statement of Operations................... 7
     Statement of Changes in Net Assets........ 8
     Financial Highlights...................... 9
     Notes to Financial Statements.............10




                  Catholic Values Investment Trust Equity Fund
                             LETTER TO SHAREHOLDERS
===============================================================================


                                   July, 1997




Dear Shareholders:

       We are pleased to welcome all shareholders of the Catholic Values Investment Trust Equity Fund which opened on May 1, 1997. The Fund invests for long-term growth of capital and reasonable current income. It pursues this objective by investing in a broadly diversified portfolio of well-established U.S. and, eventually, non-U.S. companies which meet strict quality and religious standards. These companies must offer products or services and undertake activities that are consistent with the core teachings of the Roman Catholic Church.

       At the moment, all investments are in U.S. securities. As the Fund grows in size, additional international securities will be added resulting in a global fund that will have approximately 70% of its assets in U.S. securities and 30% in international securities.

       A  Catholic  Advisory  Board  assures  that the  Fund's  investments  are consistent with Catholic values. This is not a simple nor singular responsibility since there are many Catholics with varying viewpoints and there are many Catholic institutions with their own views as well. In addition, there are changing circumstances and varying economic environments in which companies must exist. Thus, this independent Board must exercise great wisdom and caution in reviewing each company and equity to assure that the investment conforms to the objectives.

       Initially, Wright Investors' Service, the Fund's investment Adviser, selects the equities from its approved list of quality blue chip companies. All companies on this approved list are, in the opinion of Wright, soundly financed with established records of earnings profitability and equity growth. All have established investment acceptance and active, liquid markets. These selections are then reviewed by the Catholic Advisory Board. Each member of the Board is involved in various Catholic activities and is in contact with numerous Catholic institutions and Catholic clergy. In addition, information received from shareholders, secondary materials, and general input from interested sources is constantly reviewed and evaluated. When a company is found not to be in compliance with Church core teachings, the investment Adviser is asked to remove it.

       The result is continuous dialogue, continuous information input, continuous review, and thus continuous evaluation. Independent thinking and independent information support a Fund that adheres to Catholic doctrine while balancing changes in the marketplace, changes in informational input, and changes in value systems. Thus, your fund combines Catholic values with investment values.

       The Fund has its own website: www.catholicinvestment.com. Visit often and invite your friends, associates and other Catholics as well. The site contains information about your fund, including a recent list of portfolio holdings. You may, after following some security protection procedures, also access your account.

                                   Sincerely,


                                Walter R. Miller
                                Secretary to the Catholic Advisory Board

                  Catholic Values Investment Trust Equity Fund
                              MANAGEMENT DISCUSSION



     The U.S. stock market extended its winning streak to eight straight quarters with a slight gain in the first quarter of 1997 and a double-digit rate of advance in the second quarter. What appeared to be the start of a serious global stock market correction in late March and early April turned out to have been the launching pad for yet another leg to the worldwide bull market in equities. In the early trading sessions of July, this bullish trend has carried the stock market averages to new highs. Valuations are high at midyear 1997, and any loss of momentum could result in a period of market consolidation or correction.

     Price/earnings multiples have recently climbed to levels rarely seen in postwar market history. At 20 times forecast year-ahead earnings, the S&P 500's current pricing represents a premium of close to 50% over the market's 50-year average P/E. But even allowing for some shrinkage in P/E multiples, today's positive investment fundamentals form the basis for expecting an 8% or so rate of return from stocks over the coming five years. As favorable as current demographics are for financial assets, the principal factors driving the bull market in stocks are more basic: moderate but steady economic growth, low inflation, solid growth in corporate profits, declining interest rates, and rising productivity. Following 15 years of returns averaging 19%, an 8% annual rate of investment return might seem skimpy, but it still represents a 5% or so premium over inflation and should compare favorably with the likely returns on alternative investments.

         On May 1,1997, Fund shares were first offered at $10.00 per share. On June 30,1997, Institutional Service shares were $10.33 and Individual shares were $10.31. They have continued to climb in the early days of July. Contributing to the Fund's results was good performance from stocks in the construction, technology, non-bank finance, and machinery industries during the second quarter. Fund performance also benefited from above-market industry positions in construction, machinery, and transportation stocks, groups that outperformed the market. Detracting from results was the portfolio's underweighting in the health care industry, one of the quarter's best performing groups. Small- and mid-cap issues generally lagged big, Dow-type stocks during the second quarter, despite their more moderate valuations. This continuing disparity between big- and small-cap stocks was again a drag on the relative performance of the Catholic Values Investment Trust Fund.

     On June 30, 1997, equities in the CVIT Portfolio were trading at a price/earnings multiple that was outstanding, below the S&P 500's P/E multiple of 20. In the event a period of correction or consolidation descends upon the U.S. stock market in the months ahead, the Fund's discount P/E may limit the portfolio's downside exposure.

                  Catholic Values Investment Trust Equity Fund
                            PORTFOLIO OF INVESTMENTS
                            June 30, 1997 (UNAUDITED)
===============================================================================

                                Shares      Value
                               -------     -------
Equity Interests -- 99.3%



APPAREL -- 4.1%
Russell Corp...............    2,200  $     65,175
VF Corp....................      800        67,800
                                        -----------
                                      $    132,975
                                        -----------



AUTOMOTIVE -- 8.6%
Chrysler Corp..............    2,200  $     72,188
Eaton Corp.................      800        69,850
Echlin Inc.................    2,000        72,000
Modine Mfg. Co.............    2,300        68,425
                                        -----------
                                      $    282,463
                                        -----------



CHEMICALS -- 5.6%
Morton Int'l Inc.-W/I......    1,800  $     54,338
PPG Industries, Inc........    1,100        63,938
Rohm & Haas Company........      700        63,042
                                        -----------
                                      $    181,318
                                        -----------



CONSTRUCTION -- 11.8%
Caterpillar Inc............      600  $     64,425
Fleetwood Enterprises, Inc.    2,100        62,606
Medusa Corporation.........    1,700        65,238
Oakwood Homes Corp.........    2,800        67,200
Toll Brothers..............    3,500        64,311
Vulcan Materials Co........      800        62,800
                                        -----------
                                      $    386,580
                                        -----------



DIVERSIFIED -- 2.1%
Crane Company..............    1,600  $     66,900
                                        -----------



ELECTRONICS -- 10.0%
Compaq Computer............      700  $     69,475
Harman Int'l. Industries...    1,600        67,400
Raytheon Co................    1,300        66,300
Seagate Technology, Inc....    1,500        52,781
Sun Microsystems, Inc......    1,900        70,716
                                        -----------
                                      $    326,672
                                        -----------



FINANCIAL -- 12.4%
A.G. Edwards, Inc..........    1,600  $     68,400
BB&T Corporation...........    1,500        67,500
First Virginia Banks, Inc..    1,100        66,344
Pacific Century Fin'l. Corp    1,500        69,375
Quick and Reilly Group.....    2,900        67,425
Southtrust Corp............    1,600        66,200
                                        -----------
                                      $    405,244
                                        -----------



MACHINERY & EQUIPMENT -- 8.0%
Briggs & Stratton Com......    1,300  $     65,000
Deere & Company............    1,200        65,850
Ingersoll-Rand Co..........    1,100        67,925
Pitney Bowes, Inc..........      900        62,550
                                        -----------
                                      $    261,325
                                        -----------


METAL PRODUCERS -- 2.1%
Carpenter Technology.......    1,500  $     68,625
                                        -----------




METAL PRODUCTS MFRS. -- 8.1%
Kaydon Corp................    1,400  $     69,475
Snap-on Inc................    1,700        66,938
Trinity Industries.........    2,100        66,675
Watts Industries Inc. Cl. A    2,600        62,400
                                        -----------
                                      $    265,488
                                        -----------

PRINTING & PUBLISHING -- 5.4%
American Greetings Corp....    1,700  $     63,113
Banta Corp.................    2,400        65,100
Standard Register..........    1,600        49,000
                                        -----------
                                      $    177,213
                                        -----------



RECREATION -- 4.0%
Kingworld Productions Inc..    1,900  $     66,500
Ryans Family Steak Hse.....    7,300        62,506
                                        -----------
                                      $    129,006
                                        -----------



RETAILERS -- 2.3%
Family Dollar Stores.......    2,800  $     76,300
                                        -----------






TRANSPORTATION -- 4.2%
ASA Holdings Inc...........    2,600  $     74,425
Illinois Central Corp......    1,800        62,888
                                        -----------
                                      $    137,313
                                        -----------



UTLIITIES -- 6.0%
Century Telephone Enter....    1,900  $     64,006
Nipsco Industries, Inc.....    1,600        66,100
Wisconsin Energy Corp......    2,700        67,163
                                        -----------
                                      $    197,269
                                        -----------



MISCELLANEOUS -- 4.0%
Arrow Electronics, Inc.....    1,200  $     63,750
Marshall Industries........    1,800        67,050
                                        -----------

                                      $    130,800
                                        -----------



TOTAL EQUITY INTERESTS - 98.7%
  (identified cost, $3,111,869)       $  3,225,491

OTHER ASSETS,
  LESS LIABILITIES -- 1.3%.                 44,135
                                        -----------


NET ASSETS -- 100%                    $  3,269,626
                                       ============

                  Catholic Values Investment Trust Equity Fund
                       STATEMENT OF ASSETS AND LIABILITIES
================================================================================

                                                            May 1, 1997
                                                        (start of business)
                                                          to June 30, 1997
                                                            (UNAUDITED)
                                                        -----------------
ASSETS:
     Investments --
       Identified cost..............................    $    3,111,869
       Unrealized appreciation......................           113,622
                                                           ------------
         Total Value (Note 1A)......................    $    3,225,491

     Cash...........................................            49,082
     Dividends receivable...........................             3,423
     Receivable from Investment Adviser.............            16,000
     Deferred organization expenses (Note 1B).......           146,897
                                                           ------------
         Total Assets...............................    $    3,440,893
                                                          ------------

LIABILITIES:
     Payable for investments purchased..............    $        4,138
     Trustee fees payable...........................             1,171
     Accrued organization expense...................           151,500
     Accrued expenses and other liabilities.........            14,458
                                                            ------------
         Total Liabilities..........................    $      171,267
                                                            ------------
NET ASSETS..........................................    $     3,269,626
                                                           ==============
NET ASSETS CONSIST OF:
     Proceeds from sales of shares (including the
        market value of securities received in
        exchange for Fund shares and shares issued
        to shareholders in payment of distributions
        declared), less cost of shares reacquired...    $     3,155,414
     Accumulated undistributed net realized loss on
        investments (computed on the basis of
        identified cost)............................             (1,274)
     Unrealized appreciation of investments
       (computed on the basis of identified cost)...             113,622
     Undistributed net investment income............               1,864
                                                              ------------
         Net assets applicable to outstanding shares.    $      3,269,626
                                                              =============
Computation of net asset value and offering price per share:
     Net assets - Institutional Service shares........   $      2,539,796
                                                             ==============
     Shares of beneficial interest outstanding -
         Institutional Service shares.................            244,311
                                                             ==============
     Net asset value, offering price, and redemption
         price per share of beneficial interest.......    $         10.40
                                                             ==============
     Net assets - Individual shares ..................    $       729,830
                                                             ==============
     Shares of beneficial interest outstanding -
         Individual shares............................             70,301
                                                             ==============
     Net asset value, offering price, and redemption
         price per share of beneficial interest.......    $        10.38
                                                             ==============

                  Catholic Values Investment Trust Equity Fund
                             STATEMENT OF OPERATIONS
===============================================================================


                                                        May 1, 1997
                                                    (start of business)
                                                      to June 30, 1997
                                                        (UNAUDITED)
                                                    --------------------
INVESTMENT INCOME:
     Income --
         Dividends.................................    $     7,046
                                                       ------------
              Total investment Income..............    $     7,046
                                                       ------------

     Expenses --
         Investment Adviser fee (Note 2)............   $     2,825
         Administrator fee (Note 2).................           260
         Compensation of Trustees not affiliated
          with the Investment Adviser or Administrator       2,733
         Custodian fee (Note 1C)....................         9,720
         Distribution expenses (Note 3).............         1,484
         Transfer and dividend disbursing agent fees            88
         Amortization of organization expenses (Note 1B)     4,603
         Miscellaneous..............................         6,720
                                                        ------------
              Total expenses........................    $   28,433
                                                        ------------

     Deduct --
         Preliminary reduction of Investment
              Adviser fee (Note 2)..................    $     2,825
         Preliminary reduction of Administrator
              fee (Note 2)..........................            260
         Preliminary reduction of Distribution
             fee (Note 3)...........................          1,484
         Preliminary allocation of expenses to
             Investment Adviser (Note 2)............         16,000
         Reduction of custodian fee (Note 1C).......          2,682
                                                        ------------
              Total deductions......................    $    23,251
                                                        ------------
              Net expenses..........................    $     5,182
                                                        ------------
                Net Investment Income...............    $     1,864
                                                        ------------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized loss on investments
         (identified cost basis)....................    $     (1,274)
     Change in unrealized appreciation of investments        113,622
                                                         ------------
     Net realized and unrealized gain on investments.   $    112,348
                                                         ------------
         Net increase in net assets from operations..   $    114,212
                                                        ==============

                  Catholic Values Investment Trust Equity Fund
                       STATEMENT OF CHANGES IN NET ASSETS
===============================================================================


                                                      May 1, 1997
                                                  (start of business)
                                                    to June 30, 1997
                                                      (UNAUDITED)
                                                  -------------------

INCREASE (DECREASE) IN NET ASSETS:
     From Operations --
         Net investment income........................  $    1,864
         Net realized loss on investment transactions.      (1,274)
         Unrealized appreciation of investments.......     113,622
                                                         ------------
              Increase in net assets from operations..   $ 114,212
                                                         ------------


     Capital share transactions

     Proceeds from shares sold - Institutional
         Service class................................  $2,451,400
                                                       ------------

         Net increase in net assets from capital share
              transactions - Institutional Service
              class...................................  $2,451,400
                                                       ------------


     Proceeds from shares sold - Individual class.....  $   705,062
     Cost of shares reacquired - Individual class.....       (1,048)
                                                        ------------
         Net increase in net assets from capital
          share transactions - Individual class.......  $   704,014
                                                        ------------
              Net increase in net assets..............  $ 3,269,626


NET ASSETS:

     At beginning of period...........................        -
                                                        ------------

     At end of period.................................  $  3,269,626
                                                       ==============
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED
     IN NET ASSETS....................................  $      1,864
                                                       ==============

                  Catholic Values Investment Trust Equity Fund
===============================================================================



                                                                         From Inception
                                                                      Through June 30, 1997
                                                    -------------------------------------------------------
FINANCIAL HIGHLIGHTS                                Institutional Service Shares     Individual Shares
-----------------------------------------------------------------------------------------------------------

Net asset value, beginning of period........                  $ 10.000                  $  10.000
                                                               --------                  --------

Income (Loss) from Investment Operations:
     Net investment income (loss)*..........                  $  0.012                  $  (0.014)
     Net realized and unrealized gain
       on investments.......................                     0.388                      0.394
                                                               --------                  --------

         Total income
           from investment operations.......                  $  0.400                  $   0.380
                                                               --------                  --------

Net asset value, end of period..............                  $ 10.400                  $  10.380
                                                               =========                 =========

Total Return (1)............................                     4.0%                       3.8%
Ratios/Supplemental Data:
     Net assets, end of period (000 omitted)                  $   2,540                 $     730
     Ratio of expenses to average net assets*                     1.59%(3)(4)               3.25%(3)(4)
     Ratio of net investment income (loss) to
       average net assets...................                     1.02%(3)                  (0.96%)(3)
     Portfolio turnover rate................                         4%                        4%
     Average commission rate paid (2) ......                  $  0.0893                 $  0.0893

 * During the period, the Investment Adviser, the Administrator and the Principal Underwriter made a preliminary waiver of their fees and the Investment Adviser made a preliminary assumption of a portion of operating expenses. Had such actions not been undertaken, net investment income (loss) per share and the ratios would have been as follows:

                                                       Institutional Service Shares   Individual Shares
                                                       -----------------------------  -----------------
Net investment loss per share...............                  $ (0.052)                 $  (0.086)

Annualized Ratios (As a percentage of average net assets):
     Expenses ..............................                     6.38%(3)                   7.51%(3)
     Net investment loss....................                  $ (0.045)(3)              $  (0.058)(3)


(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the record date.
(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year on which commissions were charged.
(3) Annualized.
(4) Custodian fees were reduced by credits resulting from cash balances the Fund maintained with the Custodian (Note 1C). The computation of net expenses to average daily net assets reported above is computed without consideration of such credit. If these credits were considered, the ratio of net expenses to average daily net assets would have been reduced to 0.85% and 2.68% for the Institutional Service and Individual classes, respectively.



                  Catholic Values Investment Trust Equity Fund
                          NOTES TO FINANCIAL STATEMENTS
===============================================================================



(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Catholic Values Investment Trust Equity Fund (the Fund) (one of the series of the Catholic Values Investment Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A. Investment Valuations - Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Unlisted or listed securities, for which closing sale prices are not available, are valued at the mean between latest bid and asked prices. Fixed income securities for which market quotations are readily available are valued on the basis of valuations supplied by a pricing service. Fixed income and equity securities for which market quotations are unavailable, restricted securities, and other assets are valued at their fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value.

     B. Deferred Organization Expenses - Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years beginning on the date the Fund commenced operations.

     C. Expense Reduction - The Fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances are used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the Statement of Operations.

     D. Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) available to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

     E. Distributions - The Fund requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits which result only in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for certain items may result in reclassification of these items.

     F. Multiple Classes of Shares of Beneficial Interest - The Fund offers an individual share class and an institutional service share class. The share classes differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Each class has equal rights as to voting, redemption, dividends and liquidation.

     G. Other - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the accrual basis. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

     H. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.


(2)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund has engaged Wright Investors' Services (Wright) to perform investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of average daily net asset which rate is adjusted as average daily net assets exceed certain levels. For the period from the start of business, May 1, 1997 to June 30, 1997, the effective annual rate was 0.75%. To enhance the net income of the Fund, Wright made a preliminary reduction of its investment adviser fee by $2,825. The Fund also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the Fund. Under the Administrator Agreement, Eaton Vance is responsible for managing the business affairs of the Fund and is compensated based upon a percentage of average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the period from the start of business, May 1, 1997 to June 30, 1997, the effective annual rate was 0.07%. Eaton Vance made a preliminary waiver of its fee of $260. Certain of the Trustees and officers of the Fund are Trustees or officers of the above organizations. Except as to Trustees of the Fund who are not affiliated with Eaton Vance or Wright, Trustees and officers receive remuneration for their services to the Fund out of the fees paid to Eaton Vance and Wright.

(3)  DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that the Fund will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter) (WISDI), a subsidiary of Wright Investors' Service, an annual rate of 0.75% per annum of the Fund's average net assets attributable to the Individual Class shares and 0.25% per annum of the Fund's average net assets attributable to the Institutional Service shares. To enhance the net income of the Fund, the Principal Underwriter made a reduction of its fee by $781 and $703 for Individual and Institutional Service classes, respectively.

     In addition, the Trustees have adopted a service plan (the Service Plan) which allows the Fund to reimburse WISDI for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of shares. The amount of service fee payable under the Service Plan with respect to each class of shares of the Fund may not exceed 0.25% annually of the average daily net assets attributable to the respective classes. For the period from the start of business April 25, 1997 to June 30, 1997, the Fund neither accrued nor paid any service fees.


(4)   SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follow:

                                                    For the Period from the Start of Business,
                                                              May 1, 1997 to June 30, 1997
                                        -------------------------------------------------------------------
                                        INSTITUTIONAL SERVICE SHARES                INDIVIDUAL SHARES
                                            Shares         Amount                Shares         Amount
-----------------------------------------------------------------------------------------------------------

Sold....................................   244,311      $ 2,451,400              70,401       $  705,062
Reacquired..............................        -                -                (100)           (1,048)
                                           -------       ----------             -------        ----------

Net increase............................   244,311      $ 2,451,400              70,301       $  704,014
                                          ========       ==========            ========        ==========


(5)  INVESTMENT TRANSACTIONS

     Purchases and sales of investment, other than US Government securities and short term obligations for the period from the start of business May 1, 1997 to June 30, 1997, were $3,172,704 and $59,561, respectively.

(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

     Aggregate cost...........................  $   3,111,869
                                                   ===========

     Gross unrealized appreciation............  $     169,413
     Gross unrealized depreciation.............       (55,791)
                                                   -----------

     Net unrealized appreciation............... $     113,622
                                                   ===========



(7)  CONTINGENT DEFERRED SALES CHARGE

     A contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Individual Class shares made within one year of purchase. The CDSC is based on the net asset value of the redeemed shares and is paid to WISDI. No charge is made on shares acquired through the reinvestment of distributions. Additionally, no CDSC is charged on shares sold to Wright or its affiliates or to their respective employees.

SEMI-ANNUAL REPORT

Catholic Advisory Board
Thomas P. Melady, Chairman
Margaret M. Hecklet
Bowie Kuhn
Thomas S. Monaghan
William A. Wilson

Investment Adviser
Wright Investors' Service
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

Administrator
Eaton Vance Management
24 Federal Street
Boston, Massachusetts 02110

Principal Underwriter
Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Transfer and Dividend Disbursing Agent
First Data Investor Services Group
Wright Managed Investment Funds
P.O. Box 5156
Westborough, Massachusetts 01581-9698


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.